Related Party Balances and Transactions	12 Months Ended
Apr. 30, 2023
Related Party Transactions [Abstract]
Related party balances and transactions

12. Related party balances and transactions

Related party transactions

Sales to related parties

Name of Related Party	Nature	Relationship	Year ended April 30, 2023	Year ended April 30, 2022
The United Food LLC	Supermarket product sales	John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders	$30,052	$2,739
GF Supermarket of MP, Inc. (acquired all the assets from Hong Kong Supermarket of Monterey Park, Ltd on August 1, 2021)	Supermarket product sales	Grace Xu, spouse of John Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022	—	702,082
Hong Kong Supermarket of Monterey Park, Ltd	Supermarket product sales	John Xu, controls this entity	—	822,699
HKGF Market of Alhambra, Inc.	Supermarket product sales	Grace Xu, spouse of John Xu, controls this entity with 100% ownership	654,086	387,147
Total			$684,138	$1,914,667

Purchases from related parties

Name of Related Party	Nature	Relationship	Year ended April 30, 2023
The United Food LLC	Supermarket product sales	John Xu, the Company’s chief executive officer, is one of the United Food LLC’s shareholders	$52,848
Dai Cheong Trading Co Inc	Import and wholesales of groceries	John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.	184,969
HKGF Market of Alhambra, Inc.	Supermarket product sales	Grace Xu, spouse of John Xu, controls this entity with 100% ownership	8,379
Total			$246,196

Investment in equity securities purchased from related parties

Name of Investment Company	Nature of Operation	Investment percentage	Relationship	As of April 30, 2023	As of April 30, 2022
Dai Cheong Trading Co Inc.	Import and wholesales of groceries	10%	John Xu, the Company’s Chairman and Chief Executive Officer, controls this entity with 100% ownership through DC Holding CA, Inc.	$162,665	$162,665
HKGF Market of Alhambra, Inc.	Supermarket product sales	10%	Grace Xu, spouse of John Xu, controls this entity with 100% ownership	40,775	40,775
Total				$203,440	$203,440

In May 2021, the Company purchased a 10% equity interest in Dai Cheong Trading Inc., a grocery trading company, for $162,665 from DC Holding CA, Inc. DC Holding CA, Inc. is owned by John Xu, the Chairman and Chief Executive Officer of the Company.

In December 2021, the Company purchased a 10% equity interest in HKGF Market of Alhambra, Inc., the legal entity holding the Alhambra store for $40,775 from Ms. Grace Xu, a related party as the spouse of Mr. John Xu, the Chairman and Chief Executive Officer of the Company.

Related party balances

Accounts receivable — sales to related parties

Name of Related Party	Nature	Relationship	April 30, 2023	April 30, 2022
GF Supermarket of MP, Inc.*	Supermarket product sales	Grace Xu, is the major shareholder with 49% ownership, sold this entity to the Company on June 30, 2022	$—	$114,158
HKGF Market of Alhambra, Inc.*	Supermarket product sales	Grace Xu, spouse of John Xu, controls this entity with 100% ownership	283,005	292,566
United Food LLC*	Supermarket product sales	John Xu, is one of the United Food LLC’s shareholders	6,610	2,739
Total			$289,615	$409,463

*        The accounts receivables as of April 30, 2022 have been repaid by the related parties on July 28, 2022.

Accounts payable — purchase from related parties

Name of Related Party	Nature	Relationship	April 30, 2023	April 30, 2022
Hong Kong Supermarket of Monterey Park, Ltd	Due on demand, non-interest bearing	John Xu, controls this entity	$438,725	$—
Dai Cheong Trading Co Inc.	Import and wholesales of groceries	John Xu, controls this entity with 100% ownership through DC Holding CA, Inc.	26,585	—
Total			$465,310	$—

Other receivables — related parties

Name of Related Party	Nature	Relationship	April 30, 2023	April 30, 2022
Good Fortune CA3, LP*	Due on demand, non-interest bearing	John Xu, the Company’s Chairman and Chief Executive Officer, has majority ownership of this entity	—	20,000
Ideal Investment	Due on demand, non-interest bearing	John Xu, has majority ownership of this entity	3,995
Ideal City Capital	Due on demand, non-interest bearing	John Xu, has majority ownership of this entity	30,000	—
Total			$33,995	$20,000

*        This receivable had been repaid by the related party on July 29, 2022. During the year ended April 30, 2023, the Company incurred new short-term borrowing from related parties of $33,995.

Other payables — related parties

Name of Related Party	Nature	Relationship	April 30, 2023	April 30, 2022
John Xu	due on demand, non-interest bearing	The Company’s Chairman and Chief Executive Officer	$200,810	$174,594
Grace Xu	due on demand, non-interest bearing	Spouse of John Xu	40,775	40,775
J&C Int’l Group LLC	due on demand, non-interest bearing	John Xu, has majority ownership of this entity	—	108,361
Ideal City Capital	due on demand, non-interest bearing	John Xu, has majority ownership of this entity	—	30,825
Total			$241,585	$354,555